Note 17 Reconciliation Of Changes In Goodwill (Details) - EUR (€)		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		€ 910,000,000	€ 4,955,000,000
Additional recognition, goodwill		0	0
Increase (decrease) through net exchange differences, goodwill		(21,000,000)	(208,000,000)
Impairment loss recognised in profit or loss, goodwill		0	2,097,000,000
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	(1,740,000,000)
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0
Goodwill at end of period		889,000,000	910,000,000
UNITED STATES
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	[1]	0	3,846,000,000
Additional recognition, goodwill	[1]	0	0
Increase (decrease) through net exchange differences, goodwill	[1]	0	(22,000,000)
Impairment loss recognised in profit or loss, goodwill	[1]	0	2,084,000,000
Increase Decrease Through Companies In The Process Of Sale Goodwill	[1]	0	(1,740,000,000)
Increase (decrease) through transfers and other changes, intangible assets and goodwill	[1]	0	0
Goodwill at end of period	[1]	0	0
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		478,000,000	550,000,000
Additional recognition, goodwill		0	0
Increase (decrease) through net exchange differences, goodwill		17,000,000	(72,000,000)
Impairment loss recognised in profit or loss, goodwill		0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0
Goodwill at end of period		495,000,000	478,000,000
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		254,000,000	346,000,000
Additional recognition, goodwill		0	0
Increase (decrease) through net exchange differences, goodwill		(30,000,000)	(92,000,000)
Impairment loss recognised in profit or loss, goodwill		0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0
Goodwill at end of period		224,000,000	254,000,000
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		143,000,000	164,000,000
Additional recognition, goodwill		0	0
Increase (decrease) through net exchange differences, goodwill		(8,000,000)	(21,000,000)
Impairment loss recognised in profit or loss, goodwill		0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0
Goodwill at end of period		135,000,000	143,000,000
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		27,000,000	27,000,000
Additional recognition, goodwill		0	0
Increase (decrease) through net exchange differences, goodwill		0	0
Impairment loss recognised in profit or loss, goodwill		0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0
Goodwill at end of period		27,000,000	27,000,000
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		8,000,000	22,000,000
Additional recognition, goodwill		0	0
Increase (decrease) through net exchange differences, goodwill		0	(1,000,000)
Impairment loss recognised in profit or loss, goodwill		0	13,000,000
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0
Goodwill at end of period		€ 8,000,000	€ 8,000,000

[1]	(*) Since the sale of BBVA USA, the United States is no longer considered a CGU (see Note 3).